Subsequent Events (Details) - Subsequent Events	Jul. 25, 2025 shares
ImageneBio
Subsequent events
Number of ordinary shares held	429,082
Miragene
Subsequent events
Number of ordinary shares held	7,960,562
Ordinary Shares
Subsequent events
Number of ordinary shares previously held in Inmagene	140,636,592